Income Taxes (Detail 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount included in consolidated balance sheets
Net deferred tax asset		$ 1,385	$ 993
Other assets.
Amount included in consolidated balance sheets
Current tax liability	89	89
Current tax receivable			292
Net deferred tax asset	$ 1,566	$ 1,385	$ 993